LONG-TERM DEBT - 2010 Notes (Details) - USD ($) $ in Millions	Apr. 07, 2020	Dec. 31, 2020	Apr. 07, 2010
2010 Notes
LONG-TERM DEBT
Principal			$ 600.0
Series B
LONG-TERM DEBT
Repayments of debt	$ 360.0
Interest rate	6.67%
Series C
LONG-TERM DEBT
Interest rate		6.77%
Outstanding borrowings		$ 125.0